Annual Total Returns[BarChart] - SA Multi-Managed Mid Cap Value Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.49%)	16.68%	31.51%	12.60%	(5.77%)	15.99%	12.91%	(11.82%)	25.38%	5.73%